Related party transactions - Financing (Details)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)
Balances
Accounts Payables	€ 155,999,000	€ 153,781,000
Transactions
Number of equity method investments to which agreement pertains			3,274,000
Outstanding borrowings	7,431,422,000	6,152,034,000
Bonds
Transactions
Outstanding borrowings	4,150,072,000	3,700,446,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	61,139,000	80,228,000
Accounts Payables	€ 52,926,000	€ 32,454,000